Subsequent events (Details) $ in Millions	Feb. 25, 2025 USD ($)	Feb. 25, 2025 USD ($) SFr / shares
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Equity interest in associated company (greater than)	50.00%
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorized amount	$ 750	$ 750
Share repurchase program, term	3 years
Dividends declared (in CHF per share) | SFr / shares		$ 0.28
Dividends declared, amount	$ 155